Trade and other payables (Details Narrative)	12 Months Ended
Jun. 30, 2025
Maximum [Member]
Statement [Line Items]
Admission rights and rents collected average term	5 years
Minimum [Member]
Statement [Line Items]
Admission rights and rents collected average term	3 years